CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 03, 2021	Dec. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash						$ 100,935			$ 179,512
TOTAL CURRENT ASSETS						456,123			179,512
LONG-TERM ASSETS:
TOTAL ASSETS (1)						316,723,259			394,960
CURRENT LIABILITIES:
TOTAL CURRENT LIABILITIES						21,449,750			372,246
LONG-TERM LIABILITIES:
TOTAL LIABILITIES (1)						34,663,009			372,246
COMMITMENTS AND CONTINGENCIES (NOTE 23)
STOCKHOLDERS' EQUITY:
Additional Paid in Capital									24,209
Accumulated Deficit						(34,190,624)			(2,286)
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' EQUITY						316,723,259			394,960
P3 Health Partners Inc.
CURRENT ASSETS:
Cash	$ 63,145,379		$ 140,477,586			5,300,842	$ 16,322,893		36,261,104		$ 32,592,496
Restricted Cash	753,920		356,286			54,095	223,872		3,641,843		312,352
Health Plan Receivables, Net	99,806,410		50,251,004						44,962,787
Clinic Fees and Insurance Receivables, Net	1,931,291		1,090,104						675,954
Other Receivables	261,935		726,903						146,117
Prepaid Expenses and Other Current Assets	5,080,149		6,959,067						5,192,782
TOTAL CURRENT ASSETS	170,979,084		199,860,950						90,880,587
LONG-TERM ASSETS:
Property and Equipment, Net	9,630,761		8,230,250						7,743,414
Less: Accumulated Depreciation	(1,337,796)		(182,321)						(1,592,827)
Property, Plant and Equipment, Net	8,292,965		8,047,929						6,150,587
Goodwill	458,294,462		1,309,750,216		$ 1,278,452,778	3,805,628			871,128		741,128
Intangible Assets, Net	793,553,591		835,838,605		$ 835,400,000	2,011,208
Notes Receivable, Net	3,579,220		3,590,715						3,804,662
Right of Use Asset	9,510,518		7,020,045						4,728,242
TOTAL LONG-TERM ASSETS	1,273,230,756		2,164,247,510						15,554,619
TOTAL ASSETS (1)	1,444,209,840	[1]	2,364,108,460	[1],[2]					106,435,206	[2]
CURRENT LIABILITIES:
Accounts Payable and Accrued Expenses	20,693,070		17,730,683						11,793,125
Accrued Payroll	3,263,338		6,304,362						4,003,373
Health Plans Settlements Payable	18,022,395		22,548,694						13,742,775
Claims Payable	139,322,367		101,958,324						56,934,400
Premium Deficiency Reserve	35,021,557		37,835,642						0
Accrued Interest	11,329,930		8,771,065						4,052,406
Current Portion of Long-Term Debt			46,101						89,988
Short-Term Debt	1,178,229		3,578,561
TOTAL CURRENT LIABILITIES	228,830,886		198,773,432						90,616,067
LONG-TERM LIABILITIES:
Right of Use Liability	10,575,753		6,296,883						3,634,429
Warrant Liabilities	5,429,009		11,382,826						6,316,605
Contingent Consideration	3,674,192		3,486,593
Long-Term Debt	80,000,000		80,000,000						45,387,986
TOTAL LONG-TERM LIABILITIES	99,678,954		101,166,302						55,339,020
TOTAL LIABILITIES (1)	328,509,840	[1]	299,939,734	[1],[2]					145,955,087	[2]
COMMITMENTS AND CONTINGENCIES (NOTE 23)
Redeemable Non-Controlling Interest	1,007,075,525		1,790,617,285
STOCKHOLDERS' EQUITY:
Additional Paid in Capital	312,945,752		312,945,752
Accumulated Deficit	(204,345,577)		(39,418,124)						(130,485,179)
TOTAL STOCKHOLDERS' EQUITY	108,624,475		273,551,441			(272,916,391)	$ (183,308,520)	$ (154,407,902)	(130,217,705)		$ (99,073,637)	$ (55,684,119)
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' EQUITY	1,444,209,840		2,364,108,460						$ 106,435,206
Common Class A
STOCKHOLDERS' EQUITY:
Common stock						$ 874
Common Class A | P3 Health Partners Inc.
STOCKHOLDERS' EQUITY:
Common stock	4,158		4,158
Common Class V | P3 Health Partners Inc.
STOCKHOLDERS' EQUITY:
Common stock	$ 20,142		$ 19,655

[1]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 25: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $9.2 million and $8.1 million as of June 30, 2022 and December 31, 2021, respectively, and total liabilities of the P# LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $7.8 million and $6.1 million as of June 30, 2022 and December 31, 2021, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates as of June 30, 2022 and December 31, 2021, and $28.6 million and $24.1 million of amounts due to affiliates as of June 30, 2022 and December 31, 2021, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 25 “Variable Interest Entities.”
[2]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 28: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $8.1 million and $0.8 million as of December 31, 2021 and December 31, 2020, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $6.1 million and $1.7 million as of December 31, 2021 and December 31, 2020, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 and $19.4 million of amounts due to affiliates as of December 31, 2020 as these are eliminated in consolidation and not presented within the consolidated balance sheets. See Note 28 “Variable Interest Entities.”